Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred Tax Assets, Valuation Allowance	$ 44,400	$ 36,200
Unrecognized Tax Benefits	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	18,400	15,700
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Operating Loss Carryforwards	44,300	32,100
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Operating Loss Carryforwards	25,400	22,800
Foreign Tax Authority [Member] | Ministry of the Economy, Finance and Industry, France [Member]
Operating Loss Carryforwards	$ 29,200	$ 18,800